Electric plant, construction and related agreements: - Electric plant (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Public Utility Property Plant and Equipment
Investment	$ 9,283,970,000	$ 8,886,407,000
Accumulated Depreciation	(4,544,405,000)	(4,302,332,000)
Total construction work in progress	3,866,042,000	2,935,868,000
Plant acquisition adjustments	197,000,000	197,000,000
Vogtle Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Investment	2,975,727,000	2,916,852,000
Accumulated Depreciation	$ (1,775,569,000)	(1,751,558,000)
Ownership interest (as a percent)	30.00%
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Investment	$ 55,861,000	36,745,000
Accumulated Depreciation	$ (3,479,000)	(2,514,000)
Ownership interest (as a percent)	30.00%
Total construction work in progress	$ 3,600,631,000	2,721,949,000
Guarantee obligations, maximum exposure received		1,104,000,000
Hatch Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Investment	910,259,000	824,890,000
Accumulated Depreciation	$ (441,240,000)	(420,000,000)
Ownership interest (as a percent)	30.00%
Wansley Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Investment	$ 655,618,000	587,436,000
Accumulated Depreciation	$ (311,606,000)	(236,155,000)
Ownership interest (as a percent)	30.00%
Scherer Unit No. 1
Public Utility Property Plant and Equipment
Investment	$ 1,222,538,000	1,102,085,000
Accumulated Depreciation	$ (442,840,000)	(399,774,000)
Ownership interest (as a percent)	60.00%
Doyle
Public Utility Property Plant and Equipment
Investment	$ 137,133,000	136,351,000
Accumulated Depreciation	$ (109,509,000)	(106,370,000)
Ownership interest (as a percent)	100.00%
Rocky Mountain Units No. 1, No. 2 & No. 3
Public Utility Property Plant and Equipment
Investment	$ 618,621,000	609,048,000
Accumulated Depreciation	$ (258,359,000)	(246,758,000)
Ownership interest (as a percent)	75.00%
Hartwell
Public Utility Property Plant and Equipment
Investment	$ 226,156,000	225,808,000
Accumulated Depreciation	$ (105,540,000)	(104,269,000)
Ownership interest (as a percent)	100.00%
Hawk Road Energy Facility
Public Utility Property Plant and Equipment
Investment	$ 254,925,000	251,671,000
Accumulated Depreciation	$ (75,308,000)	(73,998,000)
Ownership interest (as a percent)	100.00%
Talbot
Public Utility Property Plant and Equipment
Investment	$ 293,638,000	292,250,000
Accumulated Depreciation	$ (136,007,000)	(128,344,000)
Ownership interest (as a percent)	100.00%
Chattahoochee
Public Utility Property Plant and Equipment
Investment	$ 315,463,000	313,587,000
Accumulated Depreciation	$ (141,279,000)	(133,378,000)
Ownership interest (as a percent)	100.00%
Smith Energy Facility
Public Utility Property Plant and Equipment
Investment	$ 648,464,000	642,732,000
Accumulated Depreciation	$ (179,486,000)	(170,366,000)
Ownership interest (as a percent)	100.00%
Wansley
Public Utility Property Plant and Equipment
Investment	$ 3,887,000	3,887,000
Accumulated Depreciation	$ (3,626,000)	(3,552,000)
Ownership interest (as a percent)	30.00%
Transmission plant
Public Utility Property Plant and Equipment
Investment	$ 95,861,000	92,929,000
Accumulated Depreciation	(56,973,000)	(55,502,000)
Other production
Public Utility Property Plant and Equipment
Investment	93,503,000	92,179,000
Accumulated Depreciation	(56,193,000)	(54,927,000)
Scherer Unit No. 2
Public Utility Property Plant and Equipment
Investment	776,316,000	757,957,000
Accumulated Depreciation	$ (447,391,000)	(414,867,000)
Ownership interest (as a percent)	60.00%
Environmental and other generation improvements
Public Utility Property Plant and Equipment
Total construction work in progress	$ 263,146,000	212,476,000
Other Construction Work In Progress
Public Utility Property Plant and Equipment
Total construction work in progress	$ 2,265,000	$ 1,443,000